Risk Management and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2019
Risk Management And Fair Value Measurements
Schedule of Fair Value of Assets and Liabilities

The Management has determined that the fair values of the assets and liabilities as of December 31, 2019 are as follows:

	Carrying Value	Fair Value
Cash and cash equivalents	$5,176	$5,176
Trade accounts receivable, net	$1,243	$1,243
Trade accounts payable	$4,538	$4,538
Long-term debt with variable interest rates, net	$34,919	$34,919
Long-term loans and promissory note with non-variable interest rates, net	$29,000	$29,000

Schedule of Financial Derivative Instrument Location

Information on the classification, the derivative fair value and the loss from financial derivative instrument included in the consolidated financial statements is shown below:

Consolidated Balance Sheets – Location	December 31, 2018	December 31, 2019
Financial derivative instrument – Other non-current assets	$28	$1

Schedule of Gains Losses on Derivative Instruments

Consolidated Statements of Comprehensive Loss - Location	December 31, 2018	December 31, 2019
Financial derivative instrument – Fair value at the beginning of the period	$(47)	$(28)
Financial derivative instrument – Fair value as at period end	28	1
Loss from financial derivative instrument	$(19)	$(27)

Schedule of Assets Measured at Fair Value on a Non-recurring Basis Long Lived Assets Held and Used and Held for Sale

As of December 31, 2018, the Company reviewed the carrying amount in connection with the estimated recoverable amount for each of its vessels. This review indicated that such carrying amount was not fully recoverable for the Company’s vessels Northsea Alpha and Northsea Beta. Consequently, the carrying value of these vessels was written-down to their respective fair values as presented in the table below.

Vessel	Significant Other Observable Inputs (Level 2)	Vessel Impairment Charge (charged against Vessels, net)
Northsea Alpha	$6,125	$1,142
Northsea Beta	6,125	1,140
TOTAL	$12,250	$2,282